Intangible Assets - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Impairment of intangible assets	¥ 0		¥ 0
Amortization of intangible assets	778	$ 122	1,556
Estimated amortization expense	778
IPR And D TJ103 [Member]
Amortization of intangible assets	¥ 778		¥ 1,556